S000088886 [Member] Shareholder Fees	Sep. 30, 2025 USD ($)
DoubleLine Multi-Sector Income ETF | DoubleLine Multi-Sector Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0